Fair Value of Financial Instruments - Summary of Sensitivity Analyses Operations of Level 3 (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	R$ (0.9)	R$ (0.4)
Impact, Stockholders' equity	0.0	(1.2)
Interest rate [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(23.3)	(9.3)
Impact, Stockholders' equity	(0.3)	(29.3)
Interest rate [Member] | Scenarios III [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(46.1)	(18.6)
Impact, Stockholders' equity	(0.6)	(57.8)
Shares [member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	0.0	(63.4)
Impact, Stockholders' equity	0.0
Shares [member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	0.0	(126.8)
Impact, Stockholders' equity	0.0
Nonlinear [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(22.6)	(48.2)
Impact, Stockholders' equity	0.0
Nonlinear [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Income	(43.2)	R$ (89.3)
Impact, Stockholders' equity	R$ 0.0